GuideMark® Large Cap Core Fund
Schedule of Investments (Unaudited)
December 31, 2021

Number of Shares		Value
	COMMON STOCKS - 94.68%
	Aerospace & Defense - 0.48%
2,002	Axon Enterprise, Inc. (a)	$314,314
2,151	General Dynamics Corp.	448,419
1,357	Huntington Ingalls Industries, Inc.	253,406
1,227	L3Harris Technologies, Inc.	261,645
984	Lockheed Martin Corp.	349,723
1,111	Northrop Grumman Corp.	430,035
6,366	Raytheon Technologies Corp.	547,858
12,883	Textron, Inc.	994,568
		3,599,968
	Air Freight & Logistics - 0.42%
5,629	C.H. Robinson Worldwide, Inc. (b)	605,849
5,518	Expeditors International of Washington, Inc.	741,012
3,287	FedEx Corp.	850,150
3,273	United Parcel Service, Inc. - Class B	701,535
2,572	XPO Logistics, Inc. (a)	199,150
		3,097,696
	Airlines - 0.11%
57,821	JetBlue Airways Corp. (a)	823,371
	Auto Components - 0.03%
1,175	Aptiv PLC - ADR (a)	193,816
	Automobiles - 1.74%
176,021	Ford Motor Co.	3,655,956
10,727	General Motors Co. (a)	628,924
13,628	Harley-Davidson, Inc.	513,639
7,020	Tesla, Inc. (a)	7,418,596
7,073	Thor Industries, Inc. (b)	733,965
		12,951,080
	Banks - 3.00%
60,487	Bank of America Corp.	2,691,067
9,684	Bank OZK	450,597
27,815	Citigroup, Inc.	1,679,748
10,715	Citizens Financial Group, Inc.	506,284
4,704	Comerica, Inc.	409,248
2,464	Cullen Frost Bankers, Inc.	310,636
3,734	East West Bancorp, Inc.	293,791
19,017	F.N.B. Corp. (b)	230,676
15,262	Fifth Third Bancorp	664,660
393	First Citizens BancShares, Inc. - Class A (b)	326,127
1,521	First Republic Bank	314,102
37,039	JPMorgan Chase & Co.	5,865,126
4,928	PacWest Bancorp	222,598
6,309	Pinnacle Financial Partners, Inc. (b)	602,510
7,361	Popular, Inc. - ADR	603,896
19,910	Regions Financial Corp.	434,038
2,188	Signature Bank (b)	707,752
8,032	Sterling Bancorp	207,145
1,413	SVB Financial Group (a)	958,353
12,196	Synovus Financial Corp.	583,823
4,562	The PNC Financial Services Group, Inc.	914,772
7,038	U.S. Bancorp	395,324
10,986	Umpqua Holdings Corp.	211,371
33,643	Wells Fargo & Co.	1,614,191
6,191	Western Alliance Bancorp	666,461
5,159	Wintrust Financial Corp.	468,540
		22,332,836
	Beverages - 0.98%
706	Boston Beer Co., Inc. - Class A (a)(b)	356,601
3,673	Brown-Forman Corp. - Class A	248,993
8,227	Brown-Forman Corp. - Class B	599,419
35,213	Molson Coors Brewing Co. - Class B (b)	1,632,122
7,928	Monster Beverage Corp. (a)	761,405
14,822	PepsiCo, Inc.	2,574,730
18,920	The Coca-Cola Co.	1,120,253
		7,293,523
	Biotechnology - 1.74%
9,149	Amgen, Inc.	2,058,251
3,795	Biogen, Inc. (a)	910,497
25,126	Exelixis, Inc. (a)	459,303
25,418	Gilead Sciences, Inc.	1,845,601
8,671	Incyte Corp. (a)	636,451
6,395	Moderna, Inc. (a)(b)	1,624,202
1,166	Regeneron Pharmaceuticals, Inc. (a)	736,352
34,041	Sage Therapeutics, Inc. (a)	1,448,104
5,098	Seagen, Inc. (a)	788,151
6,030	United Therapeutics Corp. (a)	1,302,962
5,128	Vertex Pharmaceuticals, Inc. (a)	1,126,109
		12,935,983
	Building Products - 1.00%
4,380	A. O. Smith Corp. - Class A	376,023
1,758	Advanced Drainage Systems, Inc.	239,317
3,942	Allegion PLC - ADR	522,078
15,027	Carrier Global Corp.	815,064
2,102	Fortune Brands Home & Security, Inc.	224,704
13,255	Johnson Controls International PLC - ADR	1,077,764
1,889	Lennox International, Inc.	612,716
9,597	Masco Corp.	673,901
13,723	Owens Corning, Inc.	1,241,932
4,524	Trane Technologies PLC - ADR	913,984
5,175	Trex Co., Inc. (a)	698,780
		7,396,263
	Capital Markets - 3.13%
3,420	Affiliated Managers Group, Inc.	562,624
2,492	Ameriprise Financial, Inc.	751,737
2,089	Apollo Global Management, Inc. (b)	151,306
7,296	Ares Management Corp. - Class A	592,946
879	BlackRock, Inc.	804,777
1,137	Cboe Global Markets, Inc.	148,265
5,894	Evercore, Inc. - Class A	800,700
2,192	FactSet Research Systems, Inc.	1,065,334
56,800	Invesco, Ltd. - ADR	1,307,536
10,213	Janus Henderson Group Plc - ADR	428,333
12,937	KKR & Co, Inc.	963,807
15,094	Lazard, Ltd. - Class A - ADR	658,551
5,784	LPL Financial Holdings, Inc.	925,961
1,373	MarketAxess Holdings, Inc.	564,674
4,390	Moody’s Corp.	1,714,646
12,533	Morgan Stanley	1,230,239
1,683	Morningstar, Inc.	575,569
966	MSCI, Inc.	591,859
2,329	NASDAQ OMX Group, Inc.	489,113
5,521	Raymond James Financial, Inc.	554,308
3,749	S&P Global, Inc. (b)	1,769,266
4,970	SEI Investments Co.	302,872
7,650	Stifel Financial Corp. (b)	538,713
4,991	T. Rowe Price Group, Inc.	981,430
10,187	The Bank of New York Mellon Corp.	591,661
12,167	The Blackstone Group, Inc.	1,574,288
12,270	The Carlyle Group, Inc.	673,623
16,330	The Charles Schwab Corp.	1,373,353
1,650	Tradeweb Markets, Inc. - Class A	165,231
15,168	Virtu Financial, Inc. - Class A	437,293
		23,290,015
	Chemicals - 0.77%
2,300	Albemarle Corp.	537,671
3,973	CF Industries Holdings, Inc.	281,209
3,841	Dow, Inc.	217,862
1,932	Ecolab, Inc.	453,228
15,221	Olin Corp.	875,512
3,178	PPG Industries, Inc.	548,014
7,229	RPM International, Inc.	730,129
18,453	The Mosaic Co.	725,018
2,271	The Scotts Miracle-Gro Co. - Class A (b)	365,631
9,304	Valvoline, Inc.	346,946
6,258	Westlake Chemical Corp.	607,840
		5,689,060
	Commercial Services & Supplies - 0.64%
20,688	ADT, Inc. (b)	173,986
3,107	Avery Dennison Corp.	672,883
2,336	Cintas Corp.	1,035,245
2,198	Clean Harbors, Inc. (a)	219,295
4,127	Copart, Inc. (a)	625,736
3,554	Republic Services, Inc.	495,605
23,682	Rollins, Inc.	810,161
4,237	Waste Management, Inc.	707,155
		4,740,066
	Communications Equipment - 1.44%
4,636	Arista Networks, Inc. (a)(b)	666,425
3,923	Ciena Corp. (a)	301,953
35,881	Cisco Systems, Inc.	2,273,779
2,681	F5 Networks, Inc. (a)(b)	656,068
4,320	Juniper Networks, Inc.	154,267
2,542	Motorola Solutions, Inc.	690,662
1,961	Palo Alto Networks, Inc. (a)(b)	1,091,806
20,321	Qualcomm, Inc.	3,716,101
3,785	Ubiquiti, Inc.	1,160,860
		10,711,921
	Construction & Engineering - 0.57%
17,537	AECOM (a)	1,356,487
2,520	Jacobs Engineering Group, Inc.	350,860
1,168	Martin Marietta Materials, Inc.	514,527
10,640	MasTec, Inc. (a)(b)	981,859
8,905	Quanta Services, Inc.	1,021,047
		4,224,780
	Construction Materials - 0.11%
3,327	Eagle Materials, Inc. (b)	553,812
1,144	Vulcan Materials Co.	237,472
		791,284
	Consumer Finance - 1.13%
29,160	Ally Financial, Inc.	1,388,308
5,493	American Express Co.	898,655
9,412	Capital One Financial Corp.	1,365,587
757	Credit Acceptance Corp. (a)(b)	520,574
7,195	Discover Financial Services	831,454
22,077	OneMain Holdings, Inc.	1,104,733
26,661	Santander Consumer USA Holdings, Inc.	1,120,295
22,008	Synchrony Financial	1,020,951
1,089	Upstart Holdings, Inc. (a)(b)	164,766
		8,415,323
	Containers & Packaging - 0.40%
8,343	Ardagh Group SA - ADR	188,343
9,556	Berry Plastics Group, Inc. (a)	705,042
7,043	International Paper Co.	330,880
5,079	Sealed Air Corp.	342,680
31,947	WestRock Co.	1,417,169
		2,984,114
	Distributors - 0.27%
3,321	Genuine Parts Co.	465,604
25,404	LKQ Corp.	1,525,002
		1,990,606
	Diversified Consumer Services - 0.24%
9,636	frontdoor, Inc. (a)	353,159
2,873	Grand Canyon Education, Inc. (a)	246,245
31,982	H&R Block, Inc.	753,496
6,234	Service Corp. International	442,552
		1,795,452
	Diversified Financial Services - 0.35%
47,390	Jefferies Financial Group, Inc.	1,838,732
11,343	Voya Financial, Inc. (b)	752,154
		2,590,886
	Diversified Telecommunication Services - 0.47%
50,933	AT&T, Inc.	1,252,952
81,162	Lumen Technologies, Inc. (b)	1,018,583
23,672	Verizon Communications, Inc.	1,229,997
		3,501,532
	Electric Utilities - 0.53%
1,909	American Electric Power Co., Inc.	169,844
5,529	Duke Energy Corp.	579,992
2,500	Edison International	170,625
6,614	Evergy, Inc. (b)	453,787
8,917	Exelon Corp.	515,046
5,320	FirstEnergy Corp.	221,259
6,814	Hawaiian Electric Industries, Inc.	282,781
1,337	IDACORP, Inc.	151,495
8,069	NextEra Energy, Inc.	753,322
25,639	PG&E Corp. (a)	311,257
4,590	The Southern Co.	314,782
		3,924,190
	Electrical Equipment - 0.93%
5,718	Acuity Brands, Inc. (b)	1,210,615
4,506	Agilent Technologies, Inc.	719,383
5,401	Eaton Corp. PLC - ADR	933,401
6,553	Emerson Electric Co.	609,232
2,355	Generac Holdings, Inc. (a)	828,772
9,165	nVent Electric PLC - ADR	348,270
4,694	Regal Beloit Corp. (b)	798,825
2,808	Rockwell Automation, Inc.	979,571
20,284	Vertiv Holdings Co.	506,491
		6,934,560
	Electronic Equipment, Instruments & Components - 0.82%
10,448	Arrow Electronics, Inc. (a)	1,402,853
3,815	CDW Corp.	781,236
2,117	Cognex Corp.	164,618
552	Coherent, Inc. (a)	147,130
2,181	Dolby Laboratories, Inc. - Class A	207,675
4,826	Keysight Technologies, Inc. (a)	996,617
14,111	National Instruments Corp.	616,227
2,808	Trimble, Inc. (a)	244,829
2,629	Zebra Technologies Corp. - Class A (a)	1,564,781
		6,125,966
	Energy Equipment & Services - 0.21%
14,012	Halliburton Co.	320,455
92,242	NOV, Inc. (b)	1,249,879
		1,570,334
	Entertainment - 0.49%
6,290	Activision Blizzard, Inc.	418,474
3,293	Electronic Arts, Inc.	434,347
2,452	Netflix, Inc. (a)	1,477,183
1,379	Spotify Technology SA - ADR (a)	322,727
2,489	Take-Two Interactive Software, Inc. (a)	442,345
3,662	The Walt Disney Co. (a)	567,207
		3,662,283
	Food & Staples Retailing - 2.16%
27,462	Albertsons Cos., Inc. - Class A	829,078
3,519	Casey’s General Stores, Inc.	694,475
5,736	Costco Wholesale Corp.	3,256,327
34,140	CVS Health Corp.	3,521,882
36,487	Kroger Co. (b)	1,651,402
11,517	SYSCO Corp.	904,660
17,105	US Foods Holding Corp. (a)	595,767
30,691	Walgreens Boots Alliance, Inc.	1,600,843
20,597	Walmart, Inc.	2,980,180
		16,034,614
	Food Products - 1.28%
25,823	Archer-Daniels-Midland Co.	1,745,377
8,677	Bunge, Ltd. - ADR	810,085
5,325	Campbell Soup Co. (b)	231,425
9,801	ConAgra Brands, Inc. (b)	334,704
5,322	Darling International, Inc. (a)	368,761
19,722	Flowers Foods, Inc. (b)	541,763
9,147	General Mills, Inc.	616,325
5,396	Ingredion, Inc. (b)	521,470
2,456	Kellogg Co. (b)	158,216
17,795	Pilgrim’s Pride Corp. (a)	501,819
3,666	Post Holdings, Inc. (a)(b)	413,268
6,634	The Hain Celestial Group, Inc. (a)(b)	282,675
4,524	The Hershey Co.	875,258
3,527	The J.M. Smucker Co. (b)	479,037
8,257	The Kraft Heinz Co.	296,426
14,909	Tyson Foods, Inc. - Class A	1,299,468
		9,476,077
	Gas Utilities - 0.20%
4,593	National Fuel Gas Co. (b)	293,676
25,425	UGI Corp. (b)	1,167,262
		1,460,938
	Health Care Equipment & Supplies - 2.32%
2,442	ABIOMED, Inc. (a)	877,093
2,040	Align Technology, Inc. (a)	1,340,647
2,719	Baxter International, Inc.	233,399
1,018	Becton Dickinson and Co.	256,007
4,320	Danaher Corp.	1,421,323
1,756	DexCom, Inc. (a)	942,884
13,821	Edwards Lifesciences Corp. (a)	1,790,511
5,996	Envista Holdings Corp. (a)(b)	270,180
8,783	Hologic, Inc. (a)	672,426
1,290	ICU Medical, Inc. (a)	306,169
3,039	IDEXX Laboratories, Inc. (a)	2,001,060
3,001	Insulet Corp. (a)(b)	798,476
1,419	Intuitive Surgical, Inc. (a)	509,847
3,408	Masimo Corp. (a)	997,794
2,343	Novocure, Ltd. - ADR (a)	175,912
3,645	Penumbra, Inc. (a)(b)	1,047,281
4,002	Quidel Corp. (a)	540,230
4,334	ResMed, Inc.	1,128,920
2,909	Stryker Corp.	777,925
1,413	Tandem Diabetes Care, Inc. (a)	212,685
1,990	West Pharmaceutical Services, Inc.	933,330
		17,234,099
	Health Care Providers & Services - 3.00%
8,467	Acadia Healthcare Co., Inc. (a)(b)	513,947
1,768	Amedisys, Inc. (a)(b)	286,204
4,169	Anthem, Inc.	1,932,498
6,915	Cardinal Health, Inc.	356,053
23,614	Centene Corp. (a)	1,945,793
8,781	Cerner Corp.	815,491
1,542	Chemed Corp.	815,780
8,544	Cigna Corp.	1,961,959
3,760	DaVita, Inc. (a)	427,738
4,222	HCA Healthcare, Inc.	1,084,716
6,941	Henry Schein, Inc. (a)	538,136
2,084	Humana, Inc.	966,684
3,886	Laboratory Corp. of America Holdings (a)	1,221,020
2,561	McKesson Corp.	636,588
1,670	Molina Healthcare, Inc. (a)	531,194
1,272	PerkinElmer, Inc. (b)	255,748
3,308	Quest Diagnostics, Inc.	572,317
14,849	UnitedHealth Group, Inc.	7,456,277
		22,318,143
	Health Care Technology - 0.11%
11,587	Change Healthcare, Inc. (a)	247,730
2,280	Veeva Systems, Inc. - Class A (a)	582,494
		830,224
	Hotels, Restaurants & Leisure - 0.81%
8,972	Boyd Gaming Corp. (a)(b)	588,294
1,975	Domino’s Pizza, Inc.	1,114,552
2,122	Marriott Vacations Worldwide Corp. (b)	358,576
3,844	McDonald’s Corp.	1,030,461
13,817	Penn National Gaming, Inc. (a)	716,411
3,261	Starbucks Corp.	381,439
8,220	The Wendy’s Co. (b)	196,047
3,449	Travel + Leisure Co.	190,626
544	Vail Resorts, Inc. (b)	178,378
9,072	Yum! Brands, Inc.	1,259,738
		6,014,522
	Household Durables - 0.87%
5,112	DR Horton, Inc.	554,396
3,955	Garmin Ltd. - ADR	538,552
6,369	Lennar Corp. - A Shares	739,823
6,111	Lennar Corp. - B Shares	584,334
3,596	Mohawk Industries, Inc. (a)	655,119
88	NVR, Inc. (a)	519,981
3,320	PulteGroup, Inc.	189,771
3,701	Roku, Inc. (a)	844,568
17,220	Tempur Sealy International, Inc.	809,857
9,245	Toll Brothers, Inc.	669,246
1,526	Whirlpool Corp. (b)	358,091
		6,463,738
	Household Products - 1.27%
4,244	Church & Dwight, Inc.	435,010
3,274	Clorox Co. (b)	570,854
12,247	Colgate-Palmolive Co.	1,045,159
5,589	Kimberly-Clark Corp.	798,780
14,135	Spectrum Brands Holdings, Inc.	1,437,812
31,546	The Procter & Gamble Co.	5,160,295
		9,447,910
	Independent Power and Renewable Electricity Producers - 0.48%
9,009	AES Corp.	218,919
54,445	NRG Energy, Inc. (b)	2,345,490
42,869	Vistra Energy Corp.	976,127
		3,540,536
	Industrial Conglomerates - 0.34%
5,111	3M Co.	907,867
1,722	Carlisle Companies, Inc.	427,262
9,938	General Electric Co.	938,843
1,174	Honeywell International, Inc.	244,791
		2,518,763
	Insurance - 2.76%
4,798	American Financial Group, Inc.	658,861
9,677	American International Group, Inc.	550,234
5,074	Aon PLC - Class A - ADR	1,525,042
4,501	Arthur J. Gallagher & Co.	763,685
2,156	Assurant, Inc.	336,034
9,397	Assured Guaranty, Ltd. - ADR	471,729
30,431	Berkshire Hathaway, Inc. - Class B (a)	9,098,869
2,172	Brown & Brown, Inc.	152,648
2,336	Chubb, Ltd. - ADR	451,572
4,626	Cincinnati Financial Corp.	527,040
1,183	Erie Indemnity Co. - Class A (b)	227,917
6,142	Fidelity National Financial, Inc.	320,490
5,187	First American Financial Corp.	405,779
3,585	Hartford Financial Services Group, Inc.	247,508
4,804	Marsh & McLennan Cos., Inc.	835,031
3,654	Mercury General Corp.	193,881
13,584	MetLife, Inc.	848,864
22,729	Old Republic International Corp.	558,679
3,650	Principal Financial Group, Inc. (b)	264,005
3,302	Prudential Financial, Inc.	357,409
1,564	Reinsurance Group of America, Inc.	171,242
4,147	The Allstate Corp.	487,895
5,567	The Progressive Corp.	571,453
21,269	Unum Group	522,579
		20,548,446
	Interactive Media & Services - 5.32%
4,511	Alphabet, Inc. - Class A (a)	13,068,547
4,506	Alphabet, Inc. - Class C (a)	13,038,517
35,570	Meta Platforms Inc. - Class A (a)	11,963,970
8,345	Match Group, Inc. (a)	1,103,626
9,384	Pinterest, Inc. - Class A (a)	341,108
		39,515,768
	Internet & Direct Marketing Retail - 3.51%
6,337	Amazon.com, Inc. (a)	21,129,712
107	Booking Holdings, Inc. (a)	256,718
10,940	eBay, Inc.	727,510
4,795	Etsy, Inc. (a)(b)	1,049,817
2,712	Expedia Group, Inc. - Class A (a)	490,113
178,286	Qurate Retail, Inc. - Series A (b)	1,354,974
5,609	Wayfair, Inc. - Class A (a)(b)	1,065,542
		26,074,386
	IT Services - 3.85%
9,809	Accenture PLC - Class A - ADR	4,066,321
2,745	Akamai Technologies, Inc. (a)(b)	321,275
34,566	Alliance Data Systems Corp. (b)	2,301,059
6,776	Amdocs, Ltd. - ADR	507,116
4,324	Automatic Data Processing, Inc.	1,066,212
4,085	Black Knight, Inc. (a)	338,606
4,386	Booz Allen Hamilton Holding Corp. - Class A	371,889
3,214	CACI International, Inc. - Class A (a)	865,241
6,241	Cloudflare, Inc. - Class A (a)(b)	820,691
12,604	Cognizant Technology Solutions Corp. - Class A	1,118,227
5,504	Concentrix Corp.	983,124
26,530	DXC Technology Co. (a)	854,001
1,029	EPAM Systems, Inc. (a)	687,835
2,360	Euronet Worldwide, Inc. (a)	281,241
6,479	Fidelity National Information Services, Inc.	707,183
8,576	Fiserv, Inc. (a)	890,103
2,239	Gartner, Inc. (a)	748,542
8,668	Genpact, Ltd. - ADR	460,097
4,231	Global Payments, Inc.	571,947
3,004	GoDaddy, Inc. - Class A (a)	254,919
8,027	MasterCard, Inc. - Class A	2,884,262
3,834	Paychex, Inc.	523,341
5,992	PayPal Holdings, Inc. (a)	1,129,971
5,737	Science Applications International Corp.	479,556
23,530	SolarWinds Corp. (b)	333,891
3,052	Square, Inc. - Class A (a)	492,929
27,327	StoneCo, Ltd. - Class A - ADR (a)	460,733
10,553	Switch, Inc.	302,238
12,400	The Western Union Co. (b)	221,216
2,820	VeriSign, Inc. (a)	715,772
13,119	Visa, Inc. - Class A (b)	2,843,018
		28,602,556
	Leisure Products - 0.52%
2,462	Brunswick Corp.	247,998
49,779	Mattel, Inc. (a)(b)	1,073,235
5,834	Peloton Interactive, Inc. - Class A (a)(b)	208,624
2,175	Polaris Industries, Inc. (b)	239,054
3,080	Pool Corp.	1,743,280
4,194	YETI Holdings, Inc. (a)(b)	347,389
		3,859,580
	Life Sciences Tools & Services - 1.21%
2,919	10X Genomics, Inc. - Class A (a)(b)	434,814
679	Bio-Rad Laboratories, Inc. - Class A (a)	513,032
899	Bio-Techne Corp.	465,089
7,407	Bruker Corp.	621,521
1,963	Charles River Laboratories International, Inc. (a)	739,619
1,686	IQVIA Holdings, Inc. (a)	475,688
702	Mettler-Toledo International, Inc. (a)	1,191,442
7,624	QIAGEN NV - ADR (a)	423,742
6,602	Syneos Health, Inc. (a)	677,893
3,637	Thermo Fisher Scientific, Inc.	2,426,752
2,689	Waters Corp. (a)	1,001,922
		8,971,514
	Machinery - 1.83%
3,221	AGCO Corp.	373,700
3,326	Caterpillar, Inc.	687,617
2,295	Crane Co.	233,470
1,837	Cummins, Inc.	400,723
2,461	Deere & Co.	843,852
4,671	Donaldson Co., Inc.	276,803
3,131	Dover Corp.	568,590
59,025	Gates Industrial Corp PLC - ADR (a)	939,088
8,424	Graco, Inc.	679,143
4,569	Illinois Tool Works, Inc. (b)	1,127,629
4,146	Ingersoll Rand, Inc.	256,513
3,945	Lincoln Electric Holdings, Inc.	550,209
1,529	Nordson Corp.	390,308
10,509	Oshkosh Corp.	1,184,469
6,669	Otis Worldwide Corp.	580,670
671	Parker-Hannifin Corp.	213,459
9,080	Pentair PLC - ADR	663,112
2,769	Snap-on, Inc. (b)	596,387
977	Stanley Black & Decker, Inc.	184,282
1,590	The Middleby Corp. (a)(b)	312,848
10,471	The Timken Co.	725,536
8,081	The Toro Co.	807,373
2,385	Valmont Industries, Inc.	597,443
4,106	Wabtec Corp.	378,204
		13,571,428
	Marine - 0.13%
16,800	Kirby Corp. (a)(b)	998,256
	Media - 1.39%
708	Charter Communications, Inc. - Class A (a)(b)	461,595
28,552	Comcast Corp. - Class A	1,437,022
19,791	Discovery Communications, Inc. - Series A (a)(b)	465,880
47,196	Discovery Communications, Inc. - Series C (a)(b)	1,080,788
12,579	Fox Corp. - Class A (b)	464,165
12,322	Fox Corp. - Class B	422,275
17,355	Liberty Media Corp.-Liberty SiriusXM - Class A (a)	882,502
19,072	Liberty Media Corp.-Liberty SiriusXM - Class C (a)	969,811
19,031	News Corp. - Class A	424,582
17,663	News Corp. - Class B	397,418
4,801	Nexstar Media Group, Inc. - Class A	724,855
79,835	Sirius XM Holdings, Inc. (b)	506,952
17,611	The Interpublic Group of Companies, Inc.	659,532
9,360	The New York Times Co. - Class A	452,088
15,819	ViacomCBS, Inc. - Class A	527,880
16,083	ViacomCBS, Inc. - Class B	485,385
		10,362,730
	Metals & Mining - 0.92%
15,399	Alcoa Corp. (b)	917,472
26,078	Cleveland-Cliffs, Inc. (a)(b)	567,718
4,879	Freeport-McMoRan, Inc.	203,601
8,363	Nucor Corp.	954,636
8,943	Reliance Steel & Aluminum Co.	1,450,734
7,180	Southern Copper Corp.	443,078
10,838	Steel Dynamics, Inc.	672,715
68,579	United States Steel Corp.	1,632,866
		6,842,820
	Multiline Retail - 1.07%
2,895	Burlington Stores, Inc. (a)(b)	843,921
5,005	Dollar General Corp.	1,180,329
2,542	Dollar Tree, Inc. (a)	357,202
53,654	Kohl’s Corp. (b)	2,649,971
22,511	Nordstrom, Inc. (a)(b)	509,199
3,830	Ollie’s Bargain Outlet Holdings, Inc. (a)(b)	196,058
9,718	Target Corp.	2,249,134
		7,985,814
	Multi-Utilities - 0.18%
2,392	Alliant Energy Corp.	147,036
5,853	CenterPoint Energy, Inc. (b)	163,357
2,724	Consolidated Edison, Inc.	232,412
1,880	DTE Energy Co.	224,735
8,698	MDU Resources Group, Inc.	268,247
4,107	Public Service Enterprise Group, Inc.	274,060
		1,309,847
	Oil, Gas & Consumable Fuels - 1.42%
50,675	Antero Midstream Corp. (b)	490,534
22,381	Cabot Oil & Gas Corp.	425,239
6,363	Cheniere Energy, Inc.	645,335
8,546	Chevron Corp.	1,002,873
9,403	ConocoPhillips	678,709
6,767	Continental Resources, Inc. (b)	302,891
15,291	Devon Energy Corp.	673,569
2,891	Diamondback Energy, Inc.	311,794
3,540	EOG Resources, Inc.	314,458
33,584	Exxon Mobil Corp.	2,055,005
63,895	Marathon Oil Corp.	1,049,156
2,352	Marathon Petroleum Corp.	150,504
21,566	Occidental Petroleum Corp.	625,198
5,227	ONEOK, Inc.	307,139
3,248	Phillips 66	235,350
1,660	Pioneer Natural Resources Co.	301,921
14,829	Targa Resources Corp.	774,667
8,477	The Williams Companies, Inc. (b)	220,741
		10,565,083
	Paper & Forest Products - 0.12%
11,849	Louisiana-Pacific Corp. (b)	928,369
	Personal Products - 0.30%
15,613	Herbalife Nutrition, Ltd. - ADR (a)(b)	639,040
4,379	The Estee Lauder Cos., Inc. - Class A	1,621,106
		2,260,146
	Pharmaceuticals - 3.93%
17,992	Abbott Laboratories	2,532,194
27,326	AbbVie, Inc.	3,699,940
34,399	Bristol-Myers Squibb Co.	2,144,778
12,163	Eli Lilly & Co.	3,359,664
5,588	Jazz Pharmaceuticals PLC - ADR (a)	711,911
38,120	Johnson & Johnson	6,521,188
30,850	Merck & Co., Inc.	2,364,344
5,921	Perrigo Co. PLC - ADR	230,327
64,879	Pfizer, Inc.	3,831,105
160,386	Viatris, Inc.	2,170,023
6,769	Zoetis, Inc.	1,651,839
		29,217,313
	Professional Services - 0.46%
3,107	FTI Consulting, Inc. (a)	476,676
2,284	IHS Markit, Ltd. - ADR	303,589
16,220	ManpowerGroup, Inc.	1,578,693
9,792	Robert Half International, Inc.	1,092,004
		3,450,962
	Real Estate Management & Development - 0.57%
8,902	CBRE Group, Inc. - Class A (a)	965,956
12,044	Jones Lang LaSalle, Inc. (a)	3,243,931
		4,209,887
	Road & Rail - 0.72%
1,063	AMERCO	771,982
0	Canadian Pacific Railway Ltd. - ADR	24
1,219	J.B. Hunt Transport Services, Inc.	249,164
11,845	Knight-Swift Transportation Holdings, Inc. (b)	721,834
4,683	Landstar System, Inc.	838,351
1,548	Old Dominion Freight Line, Inc.	554,772
26,848	Ryder System, Inc.	2,213,081
		5,349,208
	Semiconductors & Semiconductor Equipment - 5.59%
25,205	Advanced Micro Devices, Inc. (a)	3,626,999
1,850	Analog Devices, Inc.	325,175
16,998	Applied Materials, Inc.	2,674,805
4,757	Broadcom, Inc.	3,165,355
10,536	Cirrus Logic, Inc. (a)	969,523
5,231	Entegris, Inc.	724,912
1,926	First Solar, Inc. (a)(b)	167,870
78,985	Intel Corp.	4,067,728
3,672	KLA-Tencor Corp.	1,579,364
3,314	Lam Research Corp.	2,383,263
2,301	Marvell Technology, Inc.	201,314
6,880	Microchip Technology, Inc.	598,973
12,099	Micron Technology, Inc.	1,127,022
3,761	MKS Instruments, Inc. (b)	655,053
2,014	Monolithic Power Systems, Inc.	993,567
33,816	NVIDIA Corp.	9,945,624
28,065	ON Semiconductor Corp. (a)	1,906,175
5,954	Qorvo, Inc. (a)	931,146
5,069	Skyworks Solutions, Inc.	786,405
9,410	Teradyne, Inc.	1,538,817
12,913	Texas Instruments, Inc.	2,433,713
3,362	Xilinx, Inc.	712,845
		41,515,648
	Software - 9.85%
6,884	Adobe Systems, Inc. (a)(b)	3,903,641
10,491	Anaplan, Inc. (a)	481,012
701	ANSYS, Inc. (a)	281,185
3,032	Aspen Technology, Inc. (a)	461,470
2,761	Atlassian Corp. PLC - Class A - ADR (a)	1,052,742
4,176	Autodesk, Inc. (a)	1,174,249
4,335	Bentley Systems, Inc. - Class B (b)	209,511
9,281	Cadence Design System, Inc. (a)	1,729,514
6,297	CDK Global, Inc.	262,837
7,015	Citrix Systems, Inc.	663,549
2,520	Crowdstrike Holdings, Inc. - Class A (a)	515,970
2,284	Datadog, Inc. - Class A (a)	406,803
5,328	DocuSign, Inc. (a)	811,508
15,701	Dropbox, Inc. - Class A (a)	385,302
2,266	Elastic NV - ADR (a)	278,922
2,198	Fair Isaac Corp. (a)	953,207
2,954	Five9, Inc. (a)	405,643
4,479	Fortinet, Inc. (a)	1,609,753
924	HubSpot, Inc. (a)(b)	609,055
3,001	Intuit, Inc.	1,930,303
2,523	Jack Henry & Associates, Inc. (b)	421,316
9,498	Manhattan Associates, Inc. (a)	1,476,844
115,262	Microsoft Corp.	38,764,916
3,458	New Relic, Inc. (a)(b)	380,242
36,086	NortonLifeLock, Inc.	937,514
14,379	Nutanix, Inc. - Class A (a)	458,115
21,715	Oracle Corp.	1,893,765
16,714	Palantir Technologies, Inc. - Class A (a)	304,362
6,247	Pegasystems, Inc.	698,539
2,424	PTC, Inc. (a)(b)	293,668
4,350	RingCentral, Inc. - Class A (a)	814,972
7,232	salesforce.com, Inc. (a)	1,837,868
3,026	ServiceNow, Inc. (a)	1,964,207
4,102	Smartsheet, Inc. - Class A (a)	317,700
1,694	Splunk, Inc. (a)	196,030
8,722	SS&C Technologies Holdings, Inc.	715,030
3,819	Synopsys, Inc. (a)	1,407,301
4,604	The Trade Desk, Inc. - Class A (a)	421,911
301	Tyler Technologies, Inc. (a)	161,923
3,178	VMware, Inc. - Class A	368,267
1,949	Workday, Inc. - Class A (a)	532,428
3,681	Zendesk, Inc. (a)(b)	383,891
1,758	Zoom Video Communications, Inc. (a)(b)	323,314
		73,200,299
	Specialty Retail - 4.64%
1,551	Advance Auto Parts, Inc.	372,054
28,390	AutoNation, Inc. (a)	3,317,371
788	AutoZone, Inc. (a)	1,651,955
22,129	Bath & Body Works, Inc.	1,544,383
9,523	Best Buy Co., Inc.	967,537
12,449	Dick’s Sporting Goods, Inc. (b)	1,431,511
1,655	Five Below, Inc. (a)	342,403
3,902	Floor & Decor Holdings, Inc. - Class A (a)(b)	507,299
28,148	Foot Locker, Inc.	1,228,097
4,026	GameStop Corp. - Class A (a)(b)	597,418
3,601	Lithia Motors, Inc. - Class A	1,069,317
13,483	Lowe’s Cos., Inc.	3,485,086
1,882	O’Reilly Automotive, Inc. (a)	1,329,125
25,619	Penske Automotive Group, Inc.	2,746,869
2,275	Ross Stores, Inc.	259,987
4,953	Sherwin-Williams Co.	1,744,248
31,864	The Gap, Inc. (b)	562,400
15,968	The Home Depot, Inc.	6,626,880
11,603	The TJX Cos., Inc.	880,900
4,976	Tractor Supply Co.	1,187,274
2,472	Ulta Beauty, Inc. (a)	1,019,304
7,376	Victoria’s Secret & Co. (a)	409,663
7,145	Williams Sonoma, Inc. (b)	1,208,434
		34,489,515
	Technology Hardware, Storage & Peripherals - 6.85%
235,379	Apple, Inc.	41,796,249
6,551	Dell Technologies, Inc. - Class C (a)	367,970
84,837	Hewlett Packard Enterprise Co.	1,337,879
15,995	HP, Inc.	602,532
9,508	International Business Machines Corp.	1,270,839
32,935	NCR Corp. (a)	1,323,987
9,717	NetApp, Inc.	893,867
26,967	Pure Storage, Inc. - Class A (a)	877,776
18,643	Teradata Corp. (a)(b)	791,768
71,530	Xerox Holdings Corp. (b)	1,619,439
		50,882,306
	Textiles, Apparel & Luxury Goods - 1.74%
19,525	Capri Holdings, Ltd. - ADR (a)	1,267,368
4,409	Carter’s, Inc.	446,279
5,320	Columbia Sportswear Co.	518,381
1,168	Deckers Outdoor Corp. (a)	427,850
14,530	Hanesbrands, Inc. (b)	242,942
4,124	lululemon athletica, Inc. (a)	1,614,340
15,174	NIKE, Inc. - Class B	2,529,050
14,039	PVH Corp.	1,497,259
4,096	Ralph Lauren Corp. - Class A (b)	486,850
11,450	Skechers U.S.A., Inc. - Class A (a)(b)	496,930
29,781	Tapestry, Inc.	1,209,109
41,942	Under Armour, Inc. - Class A (a)(b)	888,751
38,142	Under Armour, Inc. - Class C (a)	688,082
8,220	VF Corp. (b)	601,868
		12,915,059
	Tobacco - 0.32%
3,774	Altria Group, Inc.	178,850
22,856	Philip Morris International, Inc.	2,171,320
		2,350,170
	Trading Companies & Distributors - 0.64%
16,968	Fastenal Co.	1,086,970
7,154	MSC Industrial Direct Co., Inc. - Class A	601,365
1,529	United Rentals, Inc. (a)	508,072
34,574	Univar, Inc. (a)	980,173
2,021	W.W. Grainger, Inc.	1,047,363
1,774	Watsco, Inc. - Class A	555,049
		4,778,992
	Total Common Stocks (Cost $364,254,049)	703,662,574

	INVESTMENT COMPANIES - 2.14%
	Exchange Traded Funds - 2.14%
36,366	Vanguard S&P 500 ETF	15,876,305
	Total Investment Companies (Cost $9,082,923)	15,876,305

	REAL ESTATE INVESTMENT TRUSTS - 2.21%
	Real Estate Investment Trusts - 2.21%
23,617	AGNC Investment Corp. (b)	355,200
1,416	Alexandria Real Estate Equities, Inc.	315,711
8,245	American Homes 4 Rent - Class A	359,564
44,066	Annaly Capital Management, Inc. (b)	344,596
2,759	Apartment Income REIT Corp.	150,835
2,146	AvalonBay Communities, Inc.	542,058
13,667	Brixmor Property Group, Inc.	347,278
3,843	Camden Property Trust	686,667
1,094	Crown Castle International Corp.	228,362
14,306	CubeSmart	814,154
2,815	Digital Realty Trust, Inc.	497,889
6,790	Duke Realty Corp.	445,696
3,443	Equity LifeStyle Properties, Inc.	301,813
5,088	Equity Residential	460,464
898	Essex Property Trust, Inc.	316,303
4,176	Extra Space Storage, Inc.	946,825
1,684	Federal Realty Investment Trust (b)	229,563
4,499	First Industrial Realty Trust, Inc.	297,834
3,666	Highwoods Properties, Inc.	163,467
9,823	Hudson Pacific Properties, Inc.	242,726
8,632	Invitation Homes, Inc. (b)	391,375
14,701	Iron Mountain, Inc. (b)	769,303
12,878	Kimco Realty Corp.	317,443
6,137	Life Storage, Inc.	940,066
3,457	Mid-America Apartment Communities, Inc.	793,174
14,769	New Residential Investment Corp.	158,176
6,001	Prologis, Inc.	1,010,328
2,483	Public Storage	930,032
2,130	Realty Income Corp.	152,487
5,235	Regency Centers Corp.	394,457
3,742	Rexford Industrial Realty, Inc.	303,514
383	SBA Communications Corp.	148,995
4,008	Simon Property Group, Inc.	640,358
6,303	Starwood Property Trust, Inc.	153,163
1,440	Sun Communities, Inc. (b)	302,357
6,331	UDR, Inc.	379,797
1,783	Welltower, Inc. (b)	152,928
9,823	Weyerhaeuser Co.	404,511
	Total Real Estate Investment Trusts (Cost $13,865,656)	16,389,469

	SHORT TERM INVESTMENTS - 0.86%
	Money Market Funds - 0.86%
6,427,003	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 0.04% (c)	6,427,003
	Total Short Term Investments (Cost $6,427,003)	6,427,003
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 9.33%
69,355,879	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 0.12% (c)	69,355,879
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $69,355,879)	69,355,879

	Total Investments (Cost $462,985,510) - 109.22%	811,711,230
	Liabilities in Excess of Other Assets - (9.22)%	(68,506,255)
	TOTAL NET ASSETS - 100.00%	$743,204,975

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Seven-day yield as of December 31, 2021.

Glossary of Terms
ADR -	American Depositary Receipt